Income Tax	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Income Tax
26.	INCOME TAX

a.	Income tax expense recognized in profit or loss
Income tax expense consisted of the following:

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Current income tax expense
Current tax expense recognized in the current year	$190,022.2	$156,684.0	$275,726.3
Income tax adjustments for prior years	(19,413.0)	(32,775.5)	(29,968.0)
Other income tax adjustments	206.1	244.3	371.4

	170,815.3	124,152.8	246,129.7

Deferred income tax expense
The origination and reversal of temporary differences	(20,037.8)	4,136.0	916.0
Income tax adjustments for prior years	-	-	3,925.3
Operating loss carryforward	-	-	(2,654.9)

	(20,037.8)	4,136.0	2,186.4

Income tax expense recognized in profit or loss	$150,777.5	$128,288.8	$248,316.1

A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Income before tax	$1,144,072.2	$979,316.5	$1,405,840.0

Income tax expense at the statutory rate	$231,776.1	$197,935.7	$280,827.9
Tax effect of adjusting items:
Adjusting items in determining taxable income	12,309.8	(7,642.2)	(5,647.5)
Tax-exempt income	(157,955.9)	-	-

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Additional income tax under the Alternative Minimum Tax Act	$61,578.0	$-	$-
Additional income tax on unappropriated earnings	42,336.8	29,221.8	44,131.1
Unrecognized deductible temporary differences	-	-	729.2
Unrecognized operating loss carryforward	-	-	2,263.1
The origination and reversal of temporary differences	(24,714.5)	3,210.1	916.0
Operating loss carryforward	-	-	(2,654.9)
Income tax credits	4,654.1	(61,905.4)	(46,577.5)

	169,984.4	160,820.0	273,987.4
Income tax adjustments for prior years	(19,413.0)	(32,775.5)	(26,042.7)
Other income tax adjustments	206.1	244.3	371.4

Income tax expense recognized in profit or loss	$150,777.5	$128,288.8	$248,316.1

The income tax adjustments for prior years were primarily due to the difference between the actual and estimated income tax on unappropriated earnings.
For the years ended December 31, 2022, 2023 and 2024, the Company applied a tax rate of 20% for entities subject to the R.O.C. Income Tax Law; for other jurisdictions, taxes are calculated using the applicable tax rate for each individual jurisdiction.

b.	Deferred income tax balance
The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2023	December 31, 2024
	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$41,094.7	$33,319.8
Refund liability	9,415.0	13,274.4
Unrealized exchange losses	7,100.0	9,078.2
Unrealized loss on inventories	2,771.2	2,749.3
Net defined benefit liability	1,729.7	1,416.0
Deferred compensation cost	489.6	588.8
Others	1,575.6	2,902.4
Operating loss carryforward	-	2,614.4

	$64,175.8	$65,943.3

	December 31, 2023	December 31, 2024
	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax liabilities

Temporary differences
Subsidiary’s projected earnings distribution	$-	$(3,925.3)
Others	(53.8)	(63.2)

	$(53.8)	$(3,988.5)

	Year Ended December 31, 2022
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$34,720.7	$10,552.2	$-	$26.4	$45,299.3
Refund liability	5,986.2	6,100.8	-	2.5	12,089.5
Unrealized exchange losses	-	5,782.4	-	-	5,782.4
Unrealized loss on inventories	899.0	1,402.2	-	4.1	2,305.3
Net defined benefit liability	1,237.1	(249.1)	734.0	-	1,722.0
Deferred compensation cost	374.0	(48.2)	-	35.4	361.2
Others	5,936.9	(4,341.8)	-	31.1	1,626.2

	$49,153.9	$19,198.5	$734.0	$99.5	$69,185.9

Deferred income tax liabilities

Temporary differences
Unrealized exchange gains	$(706.3)	$706.3	$-	$-	$-
Others	(1,167.6)	133.0	6.0	(2.8)	(1,031.4)

	$(1,873.9)	$839.3	$6.0	$(2.8)	$(1,031.4)

	Year Ended December 31, 2023
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$45,299.3	$(4,197.2)	$-	$(7.4)	$41,094.7
Refund liability	12,089.5	(2,673.5)	-	(1.0)	9,415.0
Unrealized exchange losses	5,782.4	1,317.6	-	-	7,100.0
Unrealized loss on inventories	2,305.3	466.2	-	(0.3)	2,771.2
Net defined benefit liability	1,722.0	(116.9)	124.6	-	1,729.7
Deferred compensation cost	361.2	129.9	-	(1.5)	489.6
Others	1,626.2	(38.9)	-	(11.7)	1,575.6

	$69,185.9	$(5,112.8)	$124.6	$(21.9)	$64,175.8

Deferred income tax liabilities

Temporary differences
Others	$(1,031.4)	$976.8	$-	$0.8	$(53.8)

	Year Ended December 31, 2024
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$41,094.7	$(7,787.6)	$-	$12.7	$33,319.8
Refund liability	9,415.0	3,856.8	-	2.6	13,274.4
Unrealized exchange losses	7,100.0	1,978.2	-	-	9,078.2
Unrealized loss on inventories	2,771.2	(25.9)	-	4.0	2,749.3
Net defined benefit liability	1,729.7	(284.8)	(28.9)	-	1,416.0
Deferred compensation cost	489.6	66.0	-	33.2	588.8
Others	1,575.6	1,289.8	(10.0)	47.0	2,902.4
Operating loss carryforward	-	2,654.9	-	(40.5)	2,614.4

	$64,175.8	$1,747.4	$(38.9)	$59.0	$65,943.3

Deferred income tax liabilities

Temporary differences
Subsidiary’s projected earnings distribution	$-	$(3,925.3)	$-	$-	$(3,925.3)
Others	(53.8)	(8.5)	-	(0.9)	(63.2)

	$(53.8)	$(3,933.8)	$-	$(0.9)	$(3,988.5)

c.	The operating loss carryforward and deductible temporary differences for which no deferred income tax assets have been recognized

	December 31, 2023	December 31, 2024
	NT$ (In Millions)	NT$ (In Millions)
Operating loss carryforward
No expiry date	$640.0	$11,896.9

Expire in succession after 2032	$2,781.4	$-

Deductible temporary differences	$52,686.2	$83,705.6

d.	The information of unrecognized deferred income tax liabilities associated with investments
As of December 31, 2023 and 2024, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities amounted to NT$254,182.9 million and NT$327,787.5 million, respectively.

e.	Income tax examination
The tax authorities have examined income tax returns of TSMC through 2022. All investment tax credit adjustments assessed by the tax authorities have been recognized accordingly.